Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 27, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A. The purpose of this filing is to add certain fee and expense information to the prospectuses and Statement of Additional Information for the JPMorgan Global Active Allocation Portfolio and the Schroders Global Multi-Asset Portfolio, all of which were filed with the Securities and Exchange Commission (the “Commission”) on February 2, 2012 as part of the Trust’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A (Accession No. 0001193125-12-037035). This filing also adds various exhibits to the Trust’s Registration Statement. The Registrant anticipates that it will request acceleration of its Registration Statement to April 17, 2012.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton, Esq.

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.